Basic and diluted loss per share	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Basic and diluted loss per share

9.	Basic and diluted loss per share

	Year ended December 31,	Year ended December 31,
	2021	2020
	£	£
Loss for the year	(13,575,925)	(5,457,916)
Basic and diluted weighted average number of shares outstanding(1)	19,529,260	18,924,050

Basic and diluted loss per share	(0.70)	(0.29)

(1)	On December 17, 2021, the Company undertook a group reorganization and a share split such that one issued share was exchanged for ten new shares. The outstanding shares presented above reflect the 10 for 1 share split.

Basic loss per share is calculated by dividing the loss for the year attributable to the equity holders of the Company by the weighted average number of shares outstanding during the year.

The dilutive effect of potential shares through equity settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)